Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Goodwill [Line Items]
Beginning Balance	$ 3,009,116	$ 2,786,334
Acquisitions	68,144	8,715
Foreign currency translation	(148,547)	214,378
Goodwill adjustments	(2,857)	(311)
Ending Balance	2,925,856	3,009,116
Industrial
Goodwill [Line Items]
Beginning Balance	2,595,989	2,380,640
Acquisitions	68,337	7,424
Foreign currency translation	(143,348)	208,261
Goodwill adjustments	(2,857)	(336)
Ending Balance	2,518,121	2,595,989
Aerospace
Goodwill [Line Items]
Beginning Balance	98,914	98,856
Acquisitions	(193)
Foreign currency translation	(47)	58
Goodwill adjustments
Ending Balance	98,674	98,914
Climate and Industrial Controls
Goodwill [Line Items]
Beginning Balance	314,213	306,838
Acquisitions		1,291
Foreign currency translation	(5,152)	6,059
Goodwill adjustments		25
Ending Balance	$ 309,061	$ 314,213